TAXES BASED ON INCOME - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of year	$ 72.0	$ 69.9
Additions for tax positions of current year	9.1	6.5
Additions (reductions) for tax positions of prior years, net	1.2	5.2
Settlements with tax authorities	(1.1)	(3.3)
Expirations of statutes of limitations	(5.2)	(8.7)
Changes due to translation of foreign currencies	(2.0)	2.4
Balance at end of year	74.0	$ 72.0
Reasonably possible decrease in uncertain tax positions, including interest and penalties, during the next 12 months	$ 9.0